Cover	Jun. 27, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 27, 2023
Entity File Number	333-170315
Entity Registrant Name	GlobeStar Therapeutics Corp
Entity Central Index Key	0001502152
Entity Tax Identification Number	27-3480481
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	719 Jadwin Avenue
Entity Address, City or Town	Richland
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	99352
City Area Code	206
Local Phone Number	451-1970
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	GSTC
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false